Fair value measurement - Derecognition and collateral (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities lending and reverse repurchase agreements
Collateral held in respect of reverse repurchase agreements	$ 2,149	$ 602
Lent securities and assets subject to repurchase	854	895
Cash and securities collateral held or pledged under repurchase and securities lending agreements	913	934
Discontinued operations
Securities lending and reverse repurchase agreements
Collateral held in respect of reverse repurchase agreements		1
Lent securities and assets subject to repurchase		1,112
Cash and securities collateral held or pledged under repurchase and securities lending agreements		1,113
Credit risk, over-the-counter derivative transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	99	85
Amount of collateral held	50	181
Credit risk, over-the-counter derivative transactions | Discontinued operations
Collateral and pledges
Amount of assets pledged as collateral for liabilities		2,337
Amount of collateral held		2,125
Credit risk, funding agreements and other transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	$ 0
Credit risk, funding agreements and other transactions | Discontinued operations
Collateral and pledges
Amount of assets pledged as collateral for liabilities		$ 2,614